ACCOUNTS RECEIVABLE, NET	6 Months Ended
Dec. 31, 2025
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
Third Parties		(Unaudited)	(Unaudited)
Trade accounts receivable	¥37,916,569	¥81,833,486	$11,702,033
Allowance for credit losses	(2,064,085)	(4,247,531)	(607,389)
Total third parties, net	¥35,852,484	¥77,585,955	$11,094,644

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
Third Parties- long-term		(Unaudited)	(Unaudited)
Trade accounts receivable	¥886,267	¥244,800	$35,006
Allowance for credit losses	(886,267)	(244,800)	(35,006)
Total third-parties, net	¥—	¥—	$—

Provision for credit losses of accounts receivable due from third parties was ¥1,614,507 for the six months ended December 31, 2024. Provision for credit losses of accounts receivable due from third parties was ¥1,541,979 ($220,500) for the six months ended December 31, 2025.

As the date of this report, approximately 36.7%, or ¥28.5 million ($4.1 million) of net outstanding balance as of December 31, 2025 has been collected.

Movement of allowance for credit losses is as follows:

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
		(Unaudited)	(Unaudited)
Beginning balance	¥1,968,461	¥2,950,352	$421,895
Charge to credit losses	981,891	1,541,979	220,500
Ending balance	¥2,950,352	¥4,492,331	$642,395